Stockholders' Deficit - Schedule of Common Stock Warrants (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	39,859,000	1,433
Warrants issued with debt arrangement [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants		168
Exercise price of warrants (in USD per share)		$ 0.34
Expiration Date		Jan. 31, 2029
Warrants issued with advisory agreement [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants		1,167
Exercise price of warrants (in USD per share)		$ 0.01
Expiration Date		Mar. 31, 2026
Warrants issued with 2022 Equipment Facility [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants		46
Exercise price of warrants (in USD per share)		$ 0.84
Expiration Date		Jul. 31, 2032
Warrants issued with services agreement [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants		52
Exercise price of warrants (in USD per share)		$ 0.01
Expiration Date		Feb. 28, 2025
Warrants issued with services agreement [Member]
Common Stock Reserved For Future Issuance [Line Items]
Expiration Date		Feb. 28, 2026
Public Warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	25,000,000
Exercise price of warrants (in USD per share)	$ 11.5
Expiration Date	Sep. 24, 2030
Private Placement Warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	14,300,000
Exercise price of warrants (in USD per share)	$ 11.5
Expiration Date	Sep. 24, 2030
Assumed Kodiak Warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	559,000
Exercise price of warrants (in USD per share)	$ 2.24
Assumed Kodiak Warrants [Member] | Maximum [Member]
Common Stock Reserved For Future Issuance [Line Items]
Expiration Date	Dec. 31, 2028
Assumed Kodiak Warrants [Member] | Minimum [Member]
Common Stock Reserved For Future Issuance [Line Items]
Expiration Date	Jun. 30, 2031